Cover	Aug. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 23, 2022, Rafael Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report the sale of the building owned by Broad Atlantic Associates, LLC, a wholly owned subsidiary of the Company, located at 520 Broad Street in Newark, New Jersey and an associated 800-car public garage (the “Property”) to 520 Broad Holdings LLC, 26 Lombardy Holdings LLC and 1073 McCarter Holdings LLC for a purchase price of $49.4 million (the “Sale”). The Initial Form 8-K stated that the unaudited pro forma financial information related to the Sale would be filed by amendment to the Initial Form 8-K. This amendment to the Initial Form 8-K on Form 8-K/A amends and supplements the Initial Form 8-K to include the unaudited pro forma financial information as described in Item 9.01(b). No other amendments are being made to the Initial Form 8-K. This Current Report on Form 8-K/A should be read in conjunction with the Initial Form 8-K, which provides a more complete description of the Sale. The unaudited pro forma financial information included in this Form 8-K/A has been presented for informational purposes only, are based on various adjustments and assumptions and is not necessarily indicative of what the Company’s consolidated statement of operations or consolidated statement of financial condition would have been had the Sale and other adjustments been completed as of the dates indicated or will be for any future periods.
Document Period End Date	Aug. 22, 2022
Entity File Number	1-38411
Entity Registrant Name	RAFAEL HOLDINGS, INC.
Entity Central Index Key	0001713863
Entity Tax Identification Number	82-2296593
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	212
Local Phone Number	658-1450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common stock, par value $0.1 per share
Trading Symbol	RFL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false